Property, Plant and Equipment - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Land Improvements 1 [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	8 years
Land Improvements 1 [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	69 years
Land Improvements 1 [member] | Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	38 years
Buildings and Improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	9 years
Buildings and Improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	60 years
Buildings and Improvements [member] | Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	38 years
Machinery and Equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	3 years
Machinery and Equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	60 years
Machinery and Equipment [member] | Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	25 years